CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 53,377	$ 7,313	¥ 44,562	¥ 20,055
Less: Sales tax and surcharges	(83)	(11)	(52)	(16)
Net revenues	53,294	7,302	44,510	20,039
Cost of revenues	(9,990)	(1,368)	(8,121)	(4,513)
Gross profit	43,304	5,934	36,389	15,526
Operating expenses:
Product development	(13,139)	(1,800)	(12,120)	(8,341)
Sales and marketing	(11,902)	(1,631)	(9,202)	(4,250)
General and administrative	(4,086)	(560)	(3,743)	(2,847)
Total operating expenses	(29,127)	(3,991)	(25,065)	(15,438)
Income from operations	14,177	1,943	11,324	88
Interest income	2,341	321	2,090	2,046
Interest expense	(1,735)	(238)	(2,067)	(1,514)
Other income/(expense)	2,220	304	(667)	2,015
Income before income tax expense and equity in (loss) /income of affiliates	17,003	2,330	10,680	2,635
Income tax expense	(2,604)	(357)	(1,750)	(682)
Equity in (loss) /income of affiliates	2,828	387	1,072	(586)
Net income	17,227	2,360	10,002	1,367
Net loss/(income) attributable to non-controlling interests and mezzanine classified non-controlling interests	(160)	(22)	(84)	36
Net income attributable to Trip.com Group Limited	17,067	2,338	9,918	1,403
Net income	17,227	2,360	10,002	1,367
Other comprehensive income/(loss):
Foreign currency translation	417	57	77	78
Unrealized securities holding losses, net of tax	(70)	(10)	(817)	(1,126)
Less: Reclassification adjustment for losses included in net income, net of tax	622	86	108	884
Total comprehensive income	18,196	2,493	9,370	1,203
Comprehensive loss/(income) attributable to non-controlling interests and mezzanine classified non-controlling interests	(160)	(22)	(84)	43
Comprehensive income attributable to Trip.com Group Limited	¥ 18,036	$ 2,471	¥ 9,286	¥ 1,246
Weighted average ordinary shares outstanding
— Basic shares	654,035,399	654,035,399	652,859,211	648,380,590
— Diluted shares	688,704,882	688,704,882	671,062,240	657,092,826
Product development
Share-based compensation included in Operating expenses above is as follows:
Share-based compensation	¥ 976	$ 134	¥ 870	¥ 567
Sales and marketing
Share-based compensation included in Operating expenses above is as follows:
Share-based compensation	171	24	158	115
General and administrative
Share-based compensation included in Operating expenses above is as follows:
Share-based compensation	¥ 895	$ 123	¥ 806	¥ 506
Ordinary shares
Earnings per ordinary share
- (Loss)/earnings per ordinary share/ADS, Basic (in RMB or dollars per share) | (per share)	¥ 26.1	$ 3.58	¥ 15.19	¥ 2.17
- Loss)/earnings per ordinary share/ADS, Diluted (in RMB or dollars per share) | (per share)	24.78	3.39	14.78	2.14
ADS
Earnings per ordinary share
- (Loss)/earnings per ordinary share/ADS, Basic (in RMB or dollars per share) | (per share)	26.1	3.58	15.19	2.17
- Loss)/earnings per ordinary share/ADS, Diluted (in RMB or dollars per share) | (per share)	¥ 24.78	$ 3.39	¥ 14.78	¥ 2.14
Accommodation reservation
Revenues:
Total revenues	¥ 21,612	$ 2,961	¥ 17,257	¥ 7,400
Transportation ticketing
Revenues:
Total revenues	20,301	2,781	18,443	8,253
Packaged tours
Revenues:
Total revenues	4,336	594	3,140	797
Corporate travel
Revenues:
Total revenues	2,502	343	2,254	1,079
Others
Revenues:
Total revenues	¥ 4,626	$ 634	¥ 3,468	¥ 2,526